Subsequent Events - Additional Information (Detail) - USD ($)											1 Months Ended		3 Months Ended	12 Months Ended
	May 14, 2025	Apr. 14, 2025	Mar. 14, 2025	Feb. 18, 2025	Jan. 25, 2025	Jan. 17, 2025	Jan. 16, 2025	Aug. 18, 2024	Aug. 18, 2023	Jan. 18, 2022	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	May 23, 2025	Feb. 04, 2025	Jan. 18, 2024
Subsequent Event [Line Items]
Proceeds from issuance initial public offering								$ 30,000	$ 70,000	$ 191,647,500			$ 630,000	$ 910,000
Second Amended Merger Agreement [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity																$ 8,840,000
Maximum [Member]
Subsequent Event [Line Items]
Debt instrument, face amount															$ 4,000,000
Minimum [Member]
Subsequent Event [Line Items]
Debt instrument, face amount															$ 3,000,000
Amended And Restated Working Capital Promissory Note [Member]
Subsequent Event [Line Items]
Debt instrument, face amount													$ 2,860,000				$ 2,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from issuance initial public offering	$ 30,000	$ 30,000	$ 30,000	$ 30,000			$ 30,000
Subsequent Event [Member] | Second Amended Merger Agreement [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity																$ 8,840,000
Subsequent Event [Member] | Amended And Restated Working Capital Promissory Note [Member]
Subsequent Event [Line Items]
Debt instrument, face amount						$ 3,000,000
DebtInstrument Payment Principal And Accrued Interest Outstanding						$ 1,491,000
Debt Instrument, Convertible, Conversion Price						$ 4
Drew Down The Promissory Note											$ 200,000	$ 203,000
Subsequent Event [Member] | Convertable Promissory Note [Member] | Second Amended Merger Agreement [Member]
Subsequent Event [Line Items]
Notes Issued					$ 2,160,000
Debt Instrument, Maturity Date					Jul. 12, 2025
Subsequent Event [Member] | Convertable Promissory Note One [Member] | Second Amended Merger Agreement [Member]
Subsequent Event [Line Items]
Notes Issued					$ 4.5
Subsequent Event [Member] | Convertable Promissory Note Two [Member] | Second Amended Merger Agreement [Member]
Subsequent Event [Line Items]
Notes Issued					$ 2